UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  One Dag Hammarskjold Plaza
          885 Second Avenue, 31st Floor
          New York, NY  10017

13F File Number: 028-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer           New York, NY            November 13, 2008
----------------------       ------------------         -----------------
     [Signature]               [City, State]                 [Date]



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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       13

Form 13F Information Table Value Total:       $315,704
                                              (thousands)


List of Other Included Managers:

Form 13F File Number            Name

1.     028-10559                Eagle Capital Partners, LP

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                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2      COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                 TITLE                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP     (X$1000)   PRN AMT   PRN CALL  DISCRETION     MGRS      SOLE  SHARED  NONE
ALLEGHENY ENERGY INC           COM             017361106   2,571       69,933  SH        SHARED-DEFINED  1         69,933
AMERICAN EAGLE OUTFITTERS NE   COM             02553E106  32,617    2,138,800  SH        SHARED-DEFINED  1      2,138,800
BERKSHIRE HATHAWAY INC DEL     CL A            084670108  33,695          258  SH        SHARED-DEFINED  1            258
COMCAST CORP NEW               CL A SPL        20030N200  31,191    1,581,700  SH        SHARED-DEFINED  1      1,581,700
DISCOVER FINL SVCS             COM             254709108  21,176    1,532,288  SH        SHARED-DEFINED  1      1,532,288
INTERFACE INC                  CL A            458665106  30,076    2,645,174  SH        SHARED-DEFINED  1      2,645,174
KAISER ALUMINUM CORP           COM PAR $0.01   483007704  21,494      500,437  SH        SHARED-DEFINED  1        500,437
KERYX BIOPHARMACEUTICALS INC   COM             492515101     700    2,000,000  SH        SHARED-DEFINED  1      2,000,000
MOHAWK INDS INC                COM             608190104  69,631    1,033,247  SH        SHARED-DEFINED  1      1,033,247
NAVISTAR INTL CORP NEW         COM             63934E108  18,725      345,600  SH        SHARED-DEFINED  1        345,600
TEXAS INDS INC                 COM             882491103  11,696      286,242  SH        SHARED-DEFINED  1        286,242
USA MOBILITY INC               COM             90341G103  11,066    1,006,016  SH        SHARED-DEFINED  1      1,006,016
WHIRLPOOL CORP                 COM             963320106  31,066      391,808  SH        SHARED-DEFINED  1        391,808



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